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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-CE-IGMUNI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–167.01%(a)

Alabama–1.58%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	$ 3,225	$3,238,352
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,500	2,617,400
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,035,807
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,635,162
				11,526,721

Alaska–0.80%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,755	4,982,669
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	855	858,916
				5,841,585

Arizona–4.32%

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,887,782
Series 2008 B, Highway RB (c)	5.00%	07/01/26	3,835	4,315,832
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,037,990
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	750,803
Series 2010, RB	5.13%	05/15/40	1,500	1,494,585
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,794,560
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)	5.00%	07/01/14	3,330	3,421,309
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)	5.50%	06/01/14	900	921,069
Series 2009 E, PCR (d)	5.75%	06/01/16	1,035	1,145,538
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	830,524
Series 2009, Education RB	7.13%	01/01/45	925	792,697
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,076,543
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	3,400	3,401,156
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	3,145	3,397,606
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,199,433
				31,467,427

California–18.46%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,440,062
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	4,500	4,657,455
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	1,500	1,552,485
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,250	666,162
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (c)	5.00%	12/01/24	1,175	1,341,874
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,500	1,708,830
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,500	1,705,725
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	875	974,908
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,500	1,668,555
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,634,745
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,108,640

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	$ 2,525	$2,549,240
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	5,500	5,475,470
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (e)	5.00%	07/01/27	1,415	1,342,637
Series 2012, Water Furnishing RB (e)	5.00%	07/01/30	1,650	1,503,926
Series 2012, Water Furnishing RB (e)	5.00%	07/01/37	3,610	3,116,585
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,500	1,529,925
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,710,395
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,580	1,627,653
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,338,820
California (State of);
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (g)(h)	0.04%	05/01/34	4,000	4,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,006,712
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,439,922
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,226,560
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	2,841,224
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,800	4,031,382
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,650	2,940,307
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,500	2,718,600
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,850	1,905,555
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	570	537,379
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,580	6,007,037
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	1,550	1,480,266
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (f)(i)	0.00%	01/01/23	10,750	8,312,007
Series 1999, Ref. Toll Road CAB RB (INS-NATL) (b)(f)	0.00%	01/15/17	2,000	1,675,040
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,799,560
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,400	1,437,296
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB (c)	5.00%	05/15/35	1,000	1,039,110
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,043,120
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,700	1,790,882
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,074,212
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (j)	5.50%	03/01/18	170	180,355
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,551,625
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,743,112
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,424,357
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	6,210	6,566,019
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	1,165	1,251,024
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	2,335	2,486,238
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	5,070	5,347,785
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,340	3,554,595
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	710	712,059
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,650,600
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	1,440	1,549,930
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,519,555
				134,497,517

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–3.58%

Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB	5.00%	03/01/38	$ 3,000	$3,125,400
Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	2,757,033
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (b)	5.25%	12/01/23	3,405	3,408,780
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,300	7,338,471
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	582,552
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	407,510
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,754,162
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,267,097
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	1,777,755
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	900	813,789
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,922	1,850,117
				26,082,666

Connecticut–0.77%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(e)	6.60%	07/01/24	3,580	3,590,060
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,800	2,011,140
				5,601,200

District of Columbia–2.65%

District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (b)	5.75%	06/01/18	2,000	2,022,360
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,245	1,921,989
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,650	3,915,428
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,200,287
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	6,000	6,521,640
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	1,150	1,239,183
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	2,350	2,465,291
				19,286,178

Florida–16.66%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	987,870
Series 2007, IDR	5.88%	11/15/36	1,000	820,910
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,084,860
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	4,888,080
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/38	2,380	2,459,278
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	4,000	4,095,520
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,867,656
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,450	1,509,522
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	375	396,319
Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (c)	4.75%	06/01/35	15,000	15,131,700
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	1,910	2,146,840
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	1,935	2,132,486
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	2,100	2,300,886
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,698,325

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	$ 2,475	$2,659,536
Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (e)	8.60%	11/01/18	65	65,460
Gainesville (City of); Series 1980, Utility System RB (i)	8.13%	10/01/14	70	73,931
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (k)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (l)	6.75%	05/01/39	2,145	282,732
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(e)	5.38%	10/01/33	1,450	1,536,710
Series 2008 A, RB (INS-AGC) (b)(c)(e)	5.50%	10/01/38	3,260	3,460,946
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	10,667,204
Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	03/01/15	750	752,977
Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	09/01/15	750	752,977
Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(e)	4.50%	09/01/34	3,130	3,096,478
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,600	4,695,358
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,212,869
Lakeland (City of); Series 1989, Electric & Water RB (i)	5.75%	10/01/19	2,230	2,406,794
Miami-Dade (County of) (Miami International Airport);
Series 2002 A, Aviation RB (INS-AGM) (b)(e)	5.13%	10/01/35	2,000	1,999,940
Series 2005, Aviation RB (INS-AGC) (b)(e)	5.00%	10/01/38	3,200	3,132,928
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,285,402
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,038,278
Miami-Dade (County of);
Series 2002 A, Aviation RB (INS-AGM) (b)(e)	5.00%	10/01/33	1,140	1,139,943
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,212,167
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,870	1,887,167
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	735	736,771
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB(j)	7.00%	10/01/25	1,000	1,002,400
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	195	187,902
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	350	332,063
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,651,105
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	4,000	4,719,280
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,860	4,009,343
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	4,675	5,359,373
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	880	612,040
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (j)	5.25%	10/01/27	600	618,180
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,295	1,077,906
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	445,000
Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	667,500
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	942,800
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,000,580
Village Center Community Development District;
Series 1993, Utility RB (i)	6.00%	11/01/18	1,000	1,155,260
Series 2003, Utility RB (INS-NATL) (b)	5.25%	10/01/23	2,000	2,022,080
				121,419,640

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–3.65%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	$ 885	$1,073,682
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	485	588,402
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	357,495
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,041,300
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,250	5,340,090
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,136,546
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,303,940
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,143,058
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,516,250
Georgia (State of) Municipal Electric Authority;
Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	2,385	2,731,183
Series 1998 Y, Power RB (d)(i)	6.50%	01/01/14	85	85,484
Series 1998 Y, Power RB (d)(i)	6.50%	01/01/17	240	251,750
Series 1998 Y, Power RB (INS-NATL) (b)	6.50%	01/01/17	5,575	6,015,815
				26,584,995

Hawaii–0.92%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,531,933
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,039,460
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,123,155
				6,694,548

Idaho–0.79%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,119,180
Series 2008 A, RB	6.75%	11/01/37	1,500	1,618,290
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,090	1,085,422
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,700	1,949,968
				5,772,860

Illinois–17.90%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,804,549
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,069,849
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/32	2,770	2,807,423
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	4,400	4,639,140
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,150,325
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,700	5,716,473
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	5,775	5,689,299
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	5,900	5,812,444
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,860	1,678,910
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(m)	0.88%	06/01/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,760	5,888,333
Chicago (City of);
Series 1993 B, Unlimited Tax GO Bonds (d)(i)	5.13%	01/01/14	170	170,756
Series 1993 B, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.13%	01/01/15	515	528,787
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,500	3,566,780
Series 2011, COP	7.13%	05/01/21	525	569,783
Series 2011, COP	7.13%	05/01/21	1,010	1,096,153
Series 2011 A, Sales Tax RB (c)	5.25%	01/01/38	2,910	2,965,523
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,745	2,660,317
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,275	2,136,361
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,095,380
Illinois (State of) Finance Authority (Adventist Health System); Series 1997 A, RB (INS-NATL)(b)	5.50%	11/15/15	2,500	2,723,300
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,021,630

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	$ 1,035	$1,154,232
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	1,971,674
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/24	3,500	3,919,125
Series 2009 A, RB (c)	5.75%	08/15/30	2,000	2,208,020
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,648,365
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	2,655,315
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,021,581
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	999,270
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,375,623
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,649,670
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (i)	7.00%	02/15/18	1,430	1,631,744
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,535	2,498,040
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,230	2,301,382
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	3,565	3,693,340
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	3,834,613
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.05%	08/01/29	1,330	1,350,150
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,426,739
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	3,875	3,858,686
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,525	2,528,585
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	1,800	1,841,778
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,017,901
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,445	1,346,364
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	735	708,562
				130,432,274

Indiana–3.77%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,621,280
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	3,736,400
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,402,840
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,689,150
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (e)	5.00%	07/01/40	3,075	2,801,510
Series 2013 A, Private Activity RB (e)	5.00%	07/01/35	500	477,730
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,454,179
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,500	1,570,110
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	3,300	3,540,636
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(f)	0.00%	01/15/19	1,280	1,153,574
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	6.75%	01/01/34	1,500	1,516,215
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)	5.75%	09/01/42	500	466,130
				27,429,754

Iowa–0.23%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	1,695,760

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.76%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	$ 3,800	$4,080,744
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,400	1,481,326
				5,562,070

Kentucky–2.42%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,300	2,375,371
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	1,933,490
Series 2010 A, Hospital RB	6.50%	03/01/45	2,400	2,519,736
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,470	2,798,214
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,780	3,140,761
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	3,915	3,820,609
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,013,950
				17,602,131

Louisiana–2.12%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	1,482	585,242
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,766,878
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	3,100	3,551,143
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)	4.00%	06/01/22	1,000	992,380
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,723,637
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	885	879,982
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,680	1,662,343
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,415	1,394,624
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	885	901,824
				15,458,053

Maryland–0.76%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	936,586
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,886,409
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,582,997
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,148,428
				5,554,420

Massachusetts–4.94%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,455	1,518,496
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,199,920
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,837,943
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	7,000	7,387,170
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	247	198,609
Series 2011 A-1, RB	6.25%	11/15/46	532	416,449
Series 2011 A-2, RB	5.50%	11/15/46	41	28,890
Series 2011 B, CAB RB (f)	0.00%	11/15/56	206	1,048
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	791,235
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,411,016

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (c)(d)(i)	5.00%	08/15/15	$ 500	$540,280
Series 2005 A, Dedicated Sales Tax RB (c)(d)(i)	5.00%	08/15/15	3,200	3,457,792
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	5,740	5,755,211
Series 2012 A, Dedicated Sales Tax RB (INS-AGM) (b)(c)	5.00%	08/15/30	150	156,339
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	1,800	2,052,810
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	3,000	3,260,370
				36,013,578

Michigan–2.04%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	3,925	4,136,714
Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(f)	0.00%	06/01/15	3,500	3,285,625
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(f)	0.00%	06/01/16	2,765	2,477,882
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)	5.25%	01/15/14	1,350	1,358,357
Series 2008 A, RB (d)	5.50%	01/15/15	600	633,618
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	2,991,480
				14,883,676

Minnesota–1.05%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,218,875
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,151,883
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (b)	5.75%	11/15/26	50	50,053
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,224,860
				7,645,671

Missouri–2.16%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,626,067
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	623,012
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,526,050
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	1,100	1,200,331
Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,463,193
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	730	767,259
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,202,400
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	870,759
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,287,812
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	948,168
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,184,579
				15,699,630

Nebraska–0.77%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	1,500	1,485,270
Series 2012, Gas RB	5.00%	09/01/42	2,750	2,638,790
Series 2012, Gas RB	5.25%	09/01/37	1,500	1,508,100
				5,632,160

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–2.17%

Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS-NATL) (b)(e)	5.25%	03/01/38	$ 1,000	$1,001,570
Series 2004 A, IDR (INS-AMBAC) (b)(e)	5.25%	07/01/34	3,000	3,002,790
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	4,300	4,805,637
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	3,300	3,668,214
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,353,294
				15,831,505

New Hampshire–0.10%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(e)	6.30%	05/01/22	700	702,961

New Jersey–5.33%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,594,691
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (e)	5.13%	01/01/34	1,250	1,235,275
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	25,000	29,106,250
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,440,340
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	3,375	3,486,679
				38,863,235

New Mexico–0.92%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,209,750
Jicarilla Apache Nation; Series 2003 A, RB (j)	5.50%	09/01/23	1,250	1,207,437
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,050	2,316,111
				6,733,298

New York–15.53%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,179,338
Series 2009, PILOT RB	6.38%	07/15/43	860	908,693
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,381,080
Series 2010 D, RB	5.25%	11/15/26	7,500	8,170,425
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (b)(e)	5.75%	12/01/22	3,000	3,029,790
Series 1997 6, Special Obligation RB (INS-NATL) (b)(e)	5.75%	12/01/25	3,000	3,014,790
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,234,210
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	12,100	12,601,546
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	8,450	9,793,297
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB(i)	5.40%	01/01/18	12,930	14,102,880
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	5,300	5,685,628
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	7,000	7,370,580
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,800	1,913,256
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,225	8,055,731
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	3,390	3,640,148
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (d)(i)	5.00%	08/01/14	2,500	2,581,550
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/24	3,000	3,282,870

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	$ 2,900	$3,050,626
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,800	3,162,516
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	3,100	3,421,904
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	5,670	6,132,105
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (e)	5.35%	11/01/37	2,400	2,433,744
New York Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	965	984,136
				113,130,843

North Carolina–1.09%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	6,980,217
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	984,039
				7,964,256

North Dakota–0.34%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,002,170
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,496,745
				2,498,915

Ohio–8.68%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	3,650,937
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	439,087
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,685	3,730,768
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,292,520
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,800	5,181,840
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,500	4,857,165
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	4,884,195
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	3,953,985
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,626,528
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(i)	6.00%	11/15/14	2,370	2,501,511
Series 2009 A, RB (d)(i)	6.25%	11/15/14	1,465	1,549,809
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	768,970
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/27	4,000	4,287,760
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(e)	4.80%	09/01/36	8,000	7,741,200
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,700,330
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (d)(e)	2.88%	08/01/14	2,000	2,020,080
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,481,872
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(i)	6.75%	01/15/15	3,000	3,221,220
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	472	479,840
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	3,610	3,901,471
				63,271,088

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–2.07%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	$ 1,500	$1,638,405
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450	1,504,593
Series 2010 D, RB	5.00%	01/01/40	1,500	1,539,495
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	2,922,243
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,838,961
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/28	3,450	3,314,725
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/34	2,100	1,978,452
Ridley Park (Borough of) Hospital Authority (Taylor Hospital); Series 1993 A, RB (i)	6.00%	12/01/13	305	305,098
				15,041,972

Puerto Rico–1.80%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,700	1,189,167
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/31	3,050	2,214,971
Series 2010 CCC, RB	5.25%	07/01/27	1,500	1,098,765
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	1,700	1,253,835
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(i)	5.25%	07/01/14	50	51,475
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.50%	08/01/42	2,590	1,970,446
First Subseries 2010 C, RB	5.25%	08/01/41	7,230	5,310,001
				13,088,660

South Carolina–4.03%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (i)	5.25%	02/01/16	1,655	1,762,608
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (c)	5.25%	12/01/15	3,375	3,706,155
Series 2005, Installment Purchase RB (c)	5.25%	12/01/15	10,125	11,118,465
Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS-NATL) (b)	5.38%	06/01/21	1,840	1,885,172
Series 2004 A, Hospitality Fee RB (INS-NATL) (b)	5.38%	06/01/22	1,935	1,981,498
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,060,860
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,617,424
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	535	336,382
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	229	229
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,208,522
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	4,500	4,678,920
				29,356,235

Tennessee–1.71%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,024,556
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,673,359
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,550	4,793,607
				12,491,522

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–20.00%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	$ 2,375	$2,479,239
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,875	2,140,706
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,200	2,514,204
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	610	611,897
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,521,840
Series 2012 G, Ref. RB	5.00%	11/01/35	3,525	3,568,040
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	1,900	1,903,990
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC)(b)(c)	5.00%	08/15/37	7,960	8,136,871
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,000	1,067,380
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,200	1,550,712
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,653,308
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,800	13,258,240
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,215	1,310,001
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,120	3,324,298
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(m)	0.80%	06/01/17	2,400	2,400,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,025	5,112,335
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,093,721
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	2,425	2,421,411
Series 2012 A, Ref. RB	5.00%	05/15/30	2,395	2,481,867
Series 2012 A, Ref. RB	5.00%	05/15/36	2,200	2,230,250
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/32	1,650	1,617,330
Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,481,117
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,088,140
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,138,130
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,590,286
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,549,486
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,365	4,727,993
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,695	2,809,591
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,364,300
Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,279,900
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,341,307
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	986,910
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	775,055
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,683,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	631,911
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,900	5,445,762
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	8,700	9,415,488
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,850	4,792,285
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (b)(f)	0.00%	08/15/29	5,000	1,968,600
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,414,600
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,000	1,149,420

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	$ 1,500	$1,494,345
Series 2012, Gas Supply RB	5.00%	12/15/28	1,410	1,382,477
Series 2012, Gas Supply RB	5.00%	12/15/29	1,325	1,290,881
Series 2012, Gas Supply RB	5.00%	12/15/31	4,860	4,675,271
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,167,320
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (e)	7.00%	12/31/38	1,500	1,612,815
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,063,263
				145,717,543

Utah–0.15%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,055,538

Virgin Islands–0.40%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	2,925,460

Virginia–1.35%

Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	870	805,237
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (i)	5.50%	06/01/26	555	585,603
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (g)	0.07%	07/01/42	4,000	4,000,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	12/23/13	2,060	2,030,892
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (e)	5.00%	07/01/34	1,250	1,156,087
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,227,818
				9,805,637

Washington–4.75%

Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,080	1,211,382
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,175	1,308,057
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (b)	5.00%	12/01/33	1,000	1,015,470
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,748,351
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,548,586
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,575,255
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/32	2,000	2,141,960
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	13,370	13,991,170
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,495	3,436,109
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(i)	6.25%	05/15/21	1,525	1,958,115
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (j)	6.00%	01/01/27	2,325	2,351,249
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	2,250	2,305,800
				34,591,504

West Virginia–1.10%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	256,918
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,249,830

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	$ 1,500	$1,534,545
Series 2008, RB	6.25%	10/01/23	1,695	1,715,238
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,691,402
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,581,587
				8,029,520

Wisconsin–1.84%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (i)	5.50%	12/15/20	2,000	2,451,060
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	700	741,195
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	625	632,938
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,400	1,564,066
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	1,971,985
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(e)	5.30%	09/01/23	4,100	4,281,466
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,793,760
				13,436,470

Wyoming–0.55%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,000	2,031,760
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	1,981,535
				4,013,295
TOTAL INVESTMENTS(n)–167.01% (Cost $1,180,454,487)				1,216,933,971

FLOATING RATE NOTE OBLIGATIONS–(30.84)%

Notes with interest and fee rates ranging from 0.57% to 1.04% at 11/30/13 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(o)				(224,740,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.51)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–1.34%				9,765,476
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$728,659,447

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:
ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

GNMA	—Government National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

LOC	—Letter of Credit

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $5,825,751, which represented less than 1% of the Trust’s Net Assets.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $1,197,290, which represented less than 1% of the Trust’s Net Assets.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	6.8%
Assured Guaranty Municipal Corp.	6.8
National Public Finance Guarantee Corp.	5.5

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $386,737,795 are held by Dealer Trusts and serve as collateral for the $224,740,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade Municipals

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $121,912,942 and $107,449,277, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$60,828,144
Aggregate unrealized (depreciation) of investment securities	(26,082,928)
Net unrealized appreciation of investment securities	$34,745,216
Cost of investments for tax purposes is $1,182,188,755.

Invesco Trust for Investment Grade Municipals

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Invesco Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.